EQUIPMENT LOANS (Tables)	12 Months Ended
Dec. 31, 2018
Equipment Loans
Schedule of Equipment Loans

	December 31,	December 31,	January 1,
	2018	2017	2017

Not later than one year	$550	$886	$1,060
Later than one year and not later than five years	428	410	1,238
Less: Future interest charges	(50)	(50)	(130)
Present value of loan payments	928	1,246	2,168
Less: current portion	(517)	(848)	(977)
Non-current portion	$411	$398	$1,191